Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Notes	Case Numbers as at 31 December 2024 (note 31(a))	Case Numbers as at 31 December 2023 (note 31(a))	Change in Number Increase/(decrease)
U.S. tobacco-related actions
Medical reimbursement cases	31(b)	2	2	No change
Class actions	31(c)	19	19	No change
Individual smoking and health cases	31(d)	197	202	(5)
Engle Progeny Cases	31(e)	91	305	(214)
Broin II Cases	31(f)	69	1,171	(1,102)
Filter Cases	31(g)	29	35	(6)
State Settlement Agreements – Enforcement and Validity	31(h)	5	4	1
Non-U.S. tobacco-related actions
Medical reimbursement cases		18	18	No change
Class actions	31(i)	12	12	No change
Individual smoking and health cases	31(j)	50	54	(4)
The following chart identifies the number of trials in Engle progeny cases as at 31 December 2024 and additional information about the adverse judgments entered:

Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2022 through 31 December 2024:
Total number of trials	32
Number of trials resulting in plaintiffs’ verdicts	16*
Total damages awarded in final judgments against RJRT	US$102,900,000 (£82 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$63,700,000 (of overall US$102,900,000 ) (£51 million of £82 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$39,200,000 (of overall US$102,900,000) (£31 million of £82 million)
Note:
*Of the 16 trials resulting in plaintiffs’ verdicts 1 January 2022 to 31 December 2024 (note 31(k)):

Number of adverse judgments appealed by RJRT (note 31(l))	10
Number of adverse judgments, in which RJRT still has time to file an appeal	0
Number of adverse judgments in which an appeal was not, and can no longer be, sought	6
(Note 31(k)) The 32 trials include one case that was tried twice (Miller v R. J. Reynolds Tobacco Co.). The first trial resulted in mistrial, while the second resulted in a verdict for the plaintiff. The 32 trials also include two cases with two punitive damages retrials, both within the time period and both prior to the time period (Ledo v R. J. Reynolds Tobacco Co., Spurlock v. R. J. Reynolds Tobacco Co.).
(Note 31(l)) Of the 10 adverse verdicts appealed by RJRT as a result of judgments arising in the period 1 January 2022 to 31 December 2024:
a.5 appeals remain undecided in the District Courts of Appeal; and
b.5 judgments were affirmed and paid.
The following chart identifies the number of individual cases pending as at 31 December 2024 as against the number pending as at
31 December 2023, along with the number of Engle progeny cases, Broin II cases, and Filter Cases, which are discussed further below.

Case Type	U.S. Case Numbers 31 December 2024	U.S. Case Numbers 31 December 2023	Change in Number Increase / (Decrease)
Individual Smoking and Health Cases (note 31(m))	197	202	(5)
Engle Progeny Cases (Number of Plaintiffs) (note 31(n))	91 (125)	305 (380)	(214) ((255))
Broin II Cases (note 31(o))	69	1,171	(1,102)
Filter Cases (note 31(p))	29	35	(6)

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements	Reynolds American’s operating subsidiaries’ expenses and
payments under the State Settlement Agreements for 2021, 2022, 2023 and 2024 and the projected expenses and payments for 2025 and onwards are set forth below (in millions of US dollars)*:

	2021	2022	2023	2024	2025	2026 and thereafter
Settlement expenses	$3,420	$2,951	$2,516	$2,160
Settlement cash payments	$3,744	$3,129	$2,874	$2,535
Projected settlement expenses					>$2,000	>$1,900
Projected settlement cash payments					>$2,200	>$1,900
Note:
*  Subject to adjustments for changes in sales volume, inflation, operating profit and other factors. Payments are allocated among the companies on the basis of relative market share or other methods.
42.
Closed Litigation Matters Explanatory	The following matters on which the Company reported in the contingent liabilities and financial commitments note 31 to the
Company’s 2023 financial statements have been dismissed, concluded or resolved as noted below and shall not be included in future reports:

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Middle Eastern Litigation	Saudi Arabia	British American Tobacco Middle East W.L.L.	Commercial Litigation	Court judgment in favour of Defendants
Middle Eastern Litigation	Saudi Arabia	B.A.T (U.K. and Export) Limited	Commercial Litigation	Court judgment in favour of Defendants
Stuck, Mannooch, Phillips, Cooke, Dove, Gibbs, Westropp, Knight, Steggles, Doonan, Oakenfold, Redgewell, Caswell, Adams, and Harshberger (asbestos litigation)	U.S.	BATUS Holdings Inc	Personal Injury	Court judgment dismissing Defendant (Stuck and Manooch) / Voluntary dismissal by plaintiffs
Bernston	U.S.	Reynolds American, RJR Vapor	Vuse litigation	Voluntary dismissal by plaintiffs
Chastain	U.S.	RJR Vapor	Vuse litigation	Voluntary dismissal by plaintiffs
U.S. Securities Putative Class Action	U.S.	British American Tobacco p.l.c.	Class action	Voluntary dismissal by plaintiffs
Modoral / Swedish Match	U.S.	Modoral Brands Inc	Patent litigation	Joint stipulation of dismissal
U.S. PM patent counterclaim (Alto and Solo)	U.S.	RAI Strategic Holdings, Inc., RJR Vapor	Patent litigation	Joint stipulation of dismissal
Philip Morris Products S.A. counterclaim (2-part heater)	England and Wales	Nicoventures Trading Limited, British American Tobacco (Investments) Limited	Patent litigation	Joint stipulation of dismissal
Vype Epod litigation	Germany	British American Tobacco (Germany) GmbH	Patent litigation	Joint stipulation of dismissal (Klagerücknahme)
Glo litigation	Germany	British American Tobacco (Germany) GmbH	Patent litigation	Joint stipulation of dismissal (Klagerücknahme)
Glo litigation	Japan	British American Tobacco Japan, Ltd.	Patent litigation	Joint stipulation of dismissal

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases	The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2024 £m	2023 £m
Service contracts
Within one year	63	41
Between one and five years	30	46
Beyond five years	—	—
	93	87